Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2022
Supplementary Cash Flow Information [Abstract]
Summary of Net Change In Non-Cash Working Capital Items
Net change in non-cash working capital items is as follows :

As at	March 31,
	2022	2021
	$	$
Accounts receivable and other receivables	(15,894)	(5,289)
Income taxes receivable	628	1,450
Unbilled revenues	865	(2,154)
Tax credits receivable	(5,688)	28
Prepaids	(765)	(944)
Accounts payable and accrued liabilities	17,651	5,504
Deferred revenues	2,083	1,319
	(1,120)	(86)